Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic 2040 Fund	Apr. 30, 2021
LifePath Dynamic 2040 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	14.12%
5 Years	11.35%
10 Years	8.99%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Investor A Shares
Average Annual Return:
1 Year	7.75%
5 Years	10.21%
10 Years	8.04%
Institutional Shares
Average Annual Return:
1 Year	13.98%
5 Years	11.69%
10 Years	8.90%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	12.16%
5 Years	8.97%
10 Years	6.47%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.44%
5 Years	8.28%
10 Years	6.31%
Class R Shares
Average Annual Return:
1 Year	13.45%
5 Years	11.17%
10 Years	8.38%
Investor C Shares
Average Annual Return:
1 Year	11.80%
5 Years	10.52%
10 Years	7.96%